Real Estate Available For Sale	12 Months Ended
Dec. 31, 2010
Real Estate Available For Sale [Abstract]
Real Estate Available For Sale

NOTE 6—REAL ESTATE AVAILABLE FOR SALE

In 2009, Kennedy-Wilson acquired a 149-unit condominium project located in Los Angeles, California. The project was purchased for the purposes of resale and was classified as held for sale at the date of acquisition. During 2009, Kennedy-Wilson sold 138 units with a historical cost basis of $34.4 million for a gain of $16.5 million. During 2010, Kennedy-Wilson sold the 11 remaining units with a historical cost basis of $2.5 million for a gain of $1.2 million.